Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Money market accounts	$ 235	$ 1,095
Other receivables	372	360
Financial assets at fair value through earnings	607	1,455
Financial assets at fair value through other comprehensive income	168	99
Total assets	775	1,554
Liabilities
Derivatives used for hedging	(16)	(21)
Contingent consideration	(40)	(51)
Financial liabilities at fair value through earnings	(56)	(72)
Total liabilities	(56)	(72)
Level 1 [member]
Assets
Money market accounts	0	0
Other receivables	0	0
Financial assets at fair value through earnings	0	0
Financial assets at fair value through other comprehensive income		1
Total assets	0	1
Liabilities
Derivatives used for hedging	0	0
Contingent consideration	0	0
Financial liabilities at fair value through earnings	0	0
Total liabilities	0	0
Level 2 [member]
Assets
Money market accounts	235	1,095
Other receivables	0	0
Financial assets at fair value through earnings	235	1,095
Financial assets at fair value through other comprehensive income	0	0
Total assets	235	1,095
Liabilities
Derivatives used for hedging	(16)	(21)
Contingent consideration	0	0
Financial liabilities at fair value through earnings	(16)	(21)
Total liabilities	(16)	(21)
Level 3 [member]
Assets
Money market accounts	0	0
Other receivables	372	360
Financial assets at fair value through earnings	372	360
Financial assets at fair value through other comprehensive income	168	98
Total assets	540	458
Liabilities
Derivatives used for hedging	0	0
Contingent consideration	(40)	(51)
Financial liabilities at fair value through earnings	(40)	(51)
Total liabilities	$ (40)	$ (51)